EMPLOYEE BENEFITS - Post-employment health care benefit plan - Gains and losses (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (224,677)	R$ (196,445)	R$ (224,180)	R$ (318,181)	R$ (362,944)
Deficit	(224,677)	(196,445)	(224,180)	(318,181)	(362,944)
Experience adjustments on plan liabilities (Gain)	(9,457)	(7,232)	(61,524)	R$ (36,938)	R$ (23,533)
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Losses / Gains on actuarial obligation	(9,457)	(7,232)	(61,524)
Pension Plan
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial losses recognized in Equity	R$ (9,457)	R$ (7,232)	R$ (61,524)